Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Automobiles - 1.9%
Tesla, Inc. (A)	377,968	$ 97,954,187
Banks - 0.7%
Wells Fargo & Co.	462,179	33,179,830
Beverages - 1.0%
Monster Beverage Corp. (A)	824,493	48,249,330
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (A)	101,521	49,219,411
Broadline Retail - 5.6%
Amazon.com, Inc. (A)	1,487,134	282,942,115
Building Products - 0.4%
Builders FirstSource, Inc. (A)	169,128	21,130,852
Capital Markets - 2.7%
Ares Management Corp., Class A	304,401	44,628,231
Interactive Brokers Group, Inc., Class A	161,662	26,769,610
KKR & Co., Inc.	336,170	38,864,614
S&P Global, Inc.	54,940	27,915,014
		138,177,469
Chemicals - 1.2%
Sherwin-Williams Co.	167,758	58,579,416
Communications Equipment - 0.7%
Arista Networks, Inc. (A)	473,327	36,673,376
Consumer Finance - 1.0%
American Express Co.	186,975	50,305,624
Consumer Staples Distribution & Retail - 0.9%
Walmart, Inc.	541,711	47,556,809
Electrical Equipment - 1.4%
Emerson Electric Co.	177,921	19,507,259
GE Vernova, Inc.	93,069	28,412,104
Vertiv Holdings Co., Class A	289,972	20,935,978
		68,855,341
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	454,364	29,801,735
CDW Corp.	258,278	41,391,632
Coherent Corp. (A)	421,016	27,340,779
		98,534,146
Entertainment - 5.9%
Liberty Media Corp. - Liberty Formula One, Class C (A)	628,229	56,546,893
Live Nation Entertainment, Inc. (A)	412,252	53,831,866
Netflix, Inc. (A)	142,517	132,901,378
Spotify Technology SA (A)	94,467	51,959,684
		295,239,821
Financial Services - 3.4%
Mastercard, Inc., Class A	314,737	172,513,644
Ground Transportation - 0.9%
Uber Technologies, Inc. (A)	614,801	44,794,401
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (A)	535,283	$ 53,999,349
Edwards Lifesciences Corp. (A)	483,946	35,076,406
		89,075,755
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	91,995	48,182,381
Health Care Technology - 1.1%
Veeva Systems, Inc., Class A (A)	247,503	57,329,120
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (A)	1,268,530	63,692,891
DoorDash, Inc., Class A (A)	249,261	45,557,433
DraftKings, Inc., Class A (A)	956,358	31,760,649
Hilton Worldwide Holdings, Inc.	205,321	46,720,794
		187,731,767
Interactive Media & Services - 10.7%
Alphabet, Inc., Class A	1,520,459	235,123,780
Meta Platforms, Inc., Class A	481,428	277,475,842
Pinterest, Inc., Class A (A)	822,921	25,510,551
		538,110,173
IT Services - 1.4%
Gartner, Inc. (A)	71,240	29,902,277
Shopify, Inc., Class A (A)	426,384	40,670,638
		70,572,915
Machinery - 0.9%
Ingersoll Rand, Inc.	568,734	45,515,782
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	111,431	17,815,588
Pharmaceuticals - 3.6%
Eli Lilly & Co.	218,212	180,223,473
Semiconductors & Semiconductor Equipment - 15.4%
Broadcom, Inc.	1,241,483	207,861,499
KLA Corp.	111,866	76,046,507
NVIDIA Corp.	3,925,308	425,424,881
QUALCOMM, Inc.	420,761	64,633,097
		773,965,984
Software - 15.8%
Adobe, Inc. (A)	30,253	11,602,933
AppLovin Corp., Class A (A)	50,557	13,396,088
Cadence Design Systems, Inc. (A)	209,940	53,394,040
HubSpot, Inc. (A)	39,687	22,672,786
Intuit, Inc.	124,044	76,161,775
Microsoft Corp.	955,452	358,667,126
Palantir Technologies, Inc., Class A (A)	334,669	28,246,064
Palo Alto Networks, Inc. (A)	262,650	44,818,596
PTC, Inc. (A)	236,346	36,621,813
Salesforce, Inc.	307,885	82,624,019
ServiceNow, Inc. (A)	87,642	69,775,302
		797,980,542
Specialized REITs - 0.9%
Equinix, Inc.	53,493	43,615,518
Transamerica Series Trust

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.6%
O'Reilly Automotive, Inc. (A)	57,158	$ 81,883,408
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	2,079,840	461,994,859
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	441,812	28,046,226
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd.	230,299	25,570,098
Total Common Stocks (Cost $3,778,256,323)		4,991,519,361

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.80% (B), dated 03/31/2025, to be repurchased at $48,922,823 on 04/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/30/2026, and with a value of $49,898,839.	$ 48,920,377	48,920,377
Total Repurchase Agreement (Cost $48,920,377)		48,920,377
Total Investments (Cost $3,827,176,700)		5,040,439,738
Net Other Assets (Liabilities) - (0.0)% (C)		(2,461,403)
Net Assets - 100.0%		$ 5,037,978,335
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,991,519,361	$—	$—	$4,991,519,361
Repurchase Agreement	—	48,920,377	—	48,920,377
Total Investments	$4,991,519,361	$48,920,377	$—	$5,040,439,738
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at March 31, 2025.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica WMC US Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust